Trade Accounts Receivable, Net - Trade Accounts Receivable, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Trade accounts receivable	$ 1,292	$ 1,164
Allowance for doubtful accounts	(15)	(15)
Total	$ 1,277	$ 1,149